SECURTER SYSTEMS INC DISCONTINUANCE OF OPERATIONS (Details Narrative) - Securter Systems Inc. [Member]	1 Months Ended	12 Months Ended
	Feb. 26, 2019 USD ($) $ / shares shares	Dec. 31, 2020	Sep. 08, 2020 shares	Dec. 31, 2019 shares
Statement [Line Items]
Class B common shares	100,000
Class A common shares	25,937,594			26,064,546
Class A common shares issued			733,482	126,951
Class A common shares outstanding				126,951
Voting interest rate	79.10%	79.40%
Participating economic interest	3.13%	0.49%
Original Class A Common Shares	860,433
Class B common share non-participating voting	1,000
Share price | $ / shares	$ 0.23
Purchase rights	30.30%
New Class A Common Shares	4,396,000
Ownership percentage	16.00%
Exchange shares	16
Shares issued for consideration	4,396,000
Economic interest rate	16.00%
Total purchase consideration | $	$ 3,000,000